SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013 item
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Number of business units					3
Segment reporting Information
Revenues from Mining Operations	$ 491,767		$ 420,422
Production Costs	(224,091)	[1]	(230,053)	[1]
Exploration and Corporate Development	(9,418)		(8,571)
Segments totals	258,258		181,798
Amortization of Property, Plant and Mine Development	(73,537)		(70,071)
General and administrative expenses	(27,239)		(37,320)
Impairment loss on available-for-sale securities			(10,995)
Interest expense	(15,935)		(13,916)
Interest and sundry income (expense)	417		(212)
Gain on derivative financial instruments	3,328		2,982
Gain on sale of available-for-sale securities	273
Foreign Currency Translation (Loss) Gain	8,340		(3,658)
Income before income and mining taxes	153,905		48,608
Total Assets	4,995,126				4,959,359
Northern Business
Segment reporting Information
Revenues from Mining Operations	388,266		331,826
Production Costs	(180,325)		(195,284)
Segments totals	207,941		136,542
Total Assets	3,517,374				3,537,255
Northern Business | LaRonde mine
Segment reporting Information
Revenues from Mining Operations	92,704		91,198
Production Costs	(49,587)		(57,903)
Segments totals	43,117		33,295
Total Assets	883,495				878,719
Northern Business | Lapa mine
Segment reporting Information
Revenues from Mining Operations	30,690		38,398
Production Costs	(15,453)		(16,610)
Segments totals	15,237		21,788
Total Assets	77,766				78,293
Northern Business | Goldex mine
Segment reporting Information
Revenues from Mining Operations	25,370
Production Costs	(14,791)
Segments totals	10,579
Total Assets	127,215				120,601
Northern Business | Meadowbank mine
Segment reporting Information
Revenues from Mining Operations	191,040		130,092
Production Costs	(71,069)		(93,589)
Segments totals	119,971		36,503
Total Assets	658,330				711,387
Northern Business | Meliadine project
Segment reporting Information
Total Assets	884,979				877,923
Northern Business | Kittila mine
Segment reporting Information
Revenues from Mining Operations	48,462		72,138
Production Costs	(29,425)		(27,182)
Segments totals	19,037		44,956
Total Assets	885,589				870,332
Southern Business
Segment reporting Information
Revenues from Mining Operations	103,501		88,596
Production Costs	(43,766)		(34,769)
Segments totals	59,735		53,827
Total Assets	1,171,052				1,136,195
Southern Business | Pinos Altos mine
Segment reporting Information
Revenues from Mining Operations	70,483		87,690
Production Costs	(31,886)		(31,652)
Segments totals	38,597		56,038
Total Assets	546,153				537,560
Southern Business | Creston Mascota deposit at Pinos Altos
Segment reporting Information
Revenues from Mining Operations	13,539		906
Production Costs	(6,028)		(3,117)
Segments totals	7,511		(2,211)
Total Assets	88,281				86,185
Southern Business | La India Mine Project
Segment reporting Information
Revenues from Mining Operations	19,479
Production Costs	(5,852)
Segments totals	13,627
Total Assets	536,618				512,450
Exploration
Segment reporting Information
Exploration and Corporate Development	(9,418)		(8,571)
Segments totals	(9,418)		(8,571)
Total Assets	22,750				19,838
Corporate and Other Income (Loss)
Segment reporting Information
Segments totals	258,258		181,798
Amortization of Property, Plant and Mine Development	(73,537)		(70,071)
General and administrative expenses	(27,239)		(37,320)
Impairment loss on available-for-sale securities			(10,995)
Interest expense	(15,935)		(13,916)
Interest and sundry income (expense)	417		(212)
Gain on derivative financial instruments	3,328		2,982
Gain on sale of available-for-sale securities	273
Foreign Currency Translation (Loss) Gain	8,340		(3,658)
Income before income and mining taxes	153,905		48,608
Total Assets	$ 283,950				$ 266,071

[1]	Exclusive of amortization, which is shown seperately.